NOTES PAYABLE AND OTHER DEBT Scheduled Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Scheduled Maturities
2017	$ 13,218
2018	6,108
2019	1,844
2020	1,937
2021	2,030
Thereafter	57,220
Subtotal	82,357
Less: unamortized discounts	(191)	$ (205)
Deferred financing costs	(2,196)	$ (2,712)
Total notes payable and other debt	$ 79,970